March 15, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account C
1940 Act Registration Number: 811-08814
1933 Act Registration Numbers: 033-98062 and 033-85090
CIK: 0000931424
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	February 22, 2010
DWS Investments VIT Funds	0001006373	February 26, 2010
DWS Variable Series I Fund	0000764797	February 26, 2010
DWS Variable Series II Fund	0000810573	February 26, 2010
Federated Insurance Series	0000912577	February 25, 2010
MFS® Variable Insurance Trust	0000918571	March 1, 2010
Pioneer Variable Contracts Trust	0000930709	March 1, 2010
T. Rowe Price Equity Series, Inc.	0000918294	February 24, 2010
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 24, 2010
T. Rowe Price International Series, Inc.	0000918292	February 24, 2010
The Universal Institutional Funds, Inc.	0001011378	March 9, 2010
Variable Insurance Products Fund	0000356494	February 26, 2010
Variable Insurance Products Fund II	0000831016	February 26, 2010
Variable Insurance Products Fund III	0000927384	February 26, 2010
Variable Insurance Products Fund V	0000823535	March 3, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

MICHAEL E. HUSS

Michael E. Huss
Chief Securities Compliance Officer
    and Corporate Secretary
Companion Life Insurance Company